CONVERTIBLE SENIOR DEBENTURES (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 02, 2011	Mar. 02, 2011	Jun. 02, 2010
Debt Instrument [Line Items]
Debt instrument stated interest rate percentage	7.20%	7.20%
Original principal amount of debt instrument	$ 5,750	$ 5,750			$ 5,000	$ 750	$ 2,500
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		826	136	965
Number of shares converted into		2	3	27
Redemption principal amount of convertible senior debentures	500
Convertible Debt And Accrued Interest	531	531	1,352
Convertible senior debentures - short term	(531)	(531)	(1,339)
Convertible senior debentures - long term	0	0	13
Convertible Debt Issue Aa [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		3	34	412
Number of shares converted into		0	1	11
Convertible Debt And Accrued Interest	0	0	3
Convertible Debt Issue B [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		9	57	553
Number of shares converted into		1	2	16
Convertible Debt And Accrued Interest	1	1	10
Convertible Debt Issue D [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		0	45	0
Number of shares converted into		0	0	0
Convertible Debt And Accrued Interest	530	530	530
Convertible Debt Issue E [Member]
Conversions And Redemptions Of Convertible Senior Debentures [Abstract]
Principal amount converted		814	0	0
Number of shares converted into		1	0	0
Convertible Debt And Accrued Interest	$ 0	$ 0	$ 809